3. COMMITMENTS (Details - Capital leases) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2016
Capital leases
2020	$ 10,250
2021	5,126
Total minimum payments	15,376
Less: amount representing interest	777
Present value of minimum lease payments	14,599		$ 51,252
Less: current portion	9,572	$ 8,962
Capital lease payments, noncurrent	$ 5,027	$ 14,601